Sensitivity analysis for fair value measurements in Level 3 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets	₩ 97,760	₩ 73,154
Unfavorable Changes - Financial Assets	(65,094)	(58,265)
Financial liabilities
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Liabilities	216,150	104,833
Unfavorable Changes - Financial Liabilities	(219,428)	(90,097)
Effects on profit or loss for the period | Financial assets
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets	73,875	33,694
Unfavorable Changes - Financial Assets	(47,863)	(32,760)
Effects on profit or loss for the period | Trading assets
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets		2,792
Unfavorable Changes - Financial Assets		(2,742)
Effects on profit or loss for the period | Financial assets at fair value through profit or loss
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets	45,760
Unfavorable Changes - Financial Assets	(20,662)
Effects on profit or loss for the period | Financial assets designated at FVTPL(IAS39)
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets		1,843
Unfavorable Changes - Financial Assets		(1,941)
Effects on profit or loss for the period | Derivative assets
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets	28,115	29,059
Unfavorable Changes - Financial Assets	(27,201)	(28,077)
Effects on profit or loss for the period | Financial liabilities designated at FVTPL(IAS39)
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Liabilities		72,063
Unfavorable Changes - Financial Liabilities		(56,754)
Effects on profit or loss for the period | Financial liabilities designated at fair value through profit or loss (IFRS9)
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Liabilities	112,212
Unfavorable Changes - Financial Liabilities	(131,080)
Effects on profit or loss for the period | Derivative liabilities
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Liabilities	103,938	32,770
Unfavorable Changes - Financial Liabilities	(88,348)	(33,343)
Effects on other comprehensive income for the period | Available-for-sale financial assets
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets		39,460
Unfavorable Changes - Financial Assets		₩ (25,505)
Effects on other comprehensive income for the period | Securities at fair value through other comprehensive income
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets	23,885
Unfavorable Changes - Financial Assets	₩ (17,231)